Leases - Narrative (Details) $ in Thousands, ft² in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Nov. 26, 2022	Feb. 26, 2022 USD ($) lease	Feb. 27, 2021 USD ($)	Feb. 29, 2020 USD ($) ft²
Lessee, Lease, Description [Line Items]
Renewal term		5 years	5 years
Total payments withheld and/or delayed or deferred			$ 1,900	$ 9,600
Reduced rent expense related to rent abatement			$ 2,700	10,300
Leases not yet commenced (in number of leases) | lease			2
Minimum rental payments, distribution center			$ 107,200
Minimum rental payments, store			4,100
Square feet of owned real estate | ft²					2.1
Proceeds from sale-leaseback transaction			0	0	$ 267,277
Transaction costs					5,700
Loss on sale leaseback transaction	$ 33,100		0	0	27,357
Financing obligation			13,000	13,800	$ 14,500
Accrued Expenses and Other Current Liabilities
Lessee, Lease, Description [Line Items]
Financing obligation			700	700
Other Noncurrent Liabilities
Lessee, Lease, Description [Line Items]
Financing obligation			$ 12,300	$ 13,100
Minimum
Lessee, Lease, Description [Line Items]
Original lease terms, operating		10 years	10 years
Sublease term		5 years	5 years
Maximum
Lessee, Lease, Description [Line Items]
Original lease terms, operating		15 years	15 years
Sublease term		10 years	10 years